Preferred and Common Stock	3 Months Ended
Mar. 31, 2018
Preferred and Common Stock
Preferred and Common Stock

5. Preferred and Common Stock

Preferred Stock

Upon the closing of the IPO, the series A convertible preferred stock automatically converted into shares of common stock on a 9.17‑for‑1 basis.

Common Stock

In March 2013, the Company issued 10,196,292 shares of common stock at a purchase price of $0.001 per share. Prior to August, 2017, the LLC entity owned all of these shares.

On August 21, 2017, the LLC entity exchanged 8,578,646 of its shares of the Company's common stock for 78,666,209 shares of the Company's series A‑1 junior preferred stock and the LLC entity distributed all of its shares of the Company's series A‑1 junior preferred stock to the holders of its preferred units and the remaining 1,617,646 shares of its common stock to the holders of its common units. Following this distribution, the LLC entity no longer owns any of the Company's shares. The series A‑1 junior preferred stock is not redeemable and does not have a stated dividend or liquidation preference. These shares converted to common stock on a 9.17‑to‑1 basis upon the closing of the IPO in October 2017.

In September 2017, the Company's board of directors approved a 1-for-9.17 reverse stock split of the Company's issued and outstanding shares of common stock. All shares and per share amounts in the financial statements have been retrospectively adjusted for all periods presented to give effect of the reverse stock split.

On October 10, 2017 the Company completed its IPO of 8,107,500 shares of common stock at an offering price of $17.00 per share, which included the exercise in full by the underwriters of their option to purchase up to 1,057,500 additional shares of common stock. The Company received gross proceeds of approximately $137,828 or net proceeds of $125,658 after deducting underwriting discounts, commissions and estimated offering expenses. In connection with the IPO, the Company’s outstanding shares of convertible preferred stock were automatically converted into 17,406,338 shares of common stock.

On April 3, 2018, in association with the Takeda license agreement, the Company issued 223,544 shares of common stock.  See Note 6 for further discussion.